SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Statement [Abstract]
Interest paid	$ 507	$ 451	$ 366
Income taxes paid	427	132	33
Changes in non-cash working capital
Accounts receivable	176	(31)	31
Prepayments and other	5	4	3
Accounts payable and other	(305)	158	11
Changes in non-cash working capital, net	$ (124)	$ 131	$ 45